Fair Value of Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value [Abstract]
Carrying Values and Fair Values of Debt Instruments

	Carrying Value at		Fair Value (a) at
	March 31,	December 31,	March 31,	December 31,
	2023	2022	2023	2022
4.25% Senior Notes due 2028	$500,000	$500,000	$491,500	$470,850
3.50% Senior Notes due 2029	$500,000	$500,000	$466,350	$457,650
2.60% Senior Notes due 2030	$600,000	$600,000	$525,060	$510,540
2.20% Senior Notes due 2032	$650,000	$650,000	$529,490	$514,540
3.20% Senior Notes due 2032	$500,000	$500,000	$444,800	$429,000
4.20% Senior Notes due 2033	$750,000	$750,000	$718,275	$699,450
3.05% Senior Notes due 2050	$500,000	$500,000	$341,300	$343,300
2.95% Senior Notes due 2052	$850,000	$850,000	$570,435	$561,425

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*Senior Notes are classified as Level 2 within the fair value hierarchy. Fair value inputs include third-party calculations of the market interest rate of notes with similar ratings in similar industries over the remaining note terms.

	Carrying Value at		Fair Value (a) at
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
4.25% Senior Notes due 2028	$500,000	$500,000	$470,850	$561,350
3.50% Senior Notes due 2029	$500,000	$500,000	$457,650	$539,500
2.60% Senior Notes due 2030	$600,000	$600,000	$510,540	$610,440
2.20% Senior Notes due 2032	$650,000	$650,000	$514,540	$637,065
3.20% Senior Notes due 2032	$500,000	$—	$429,000	$—
4.20% Senior Notes due 2033	$750,000	$—	$699,450	$—
3.05% Senior Notes due 2050	$500,000	$500,000	$343,300	$496,350
2.95% Senior Notes due 2052	$850,000	$850,000	$561,425	$828,580
(a)	Senior Notes are classified as Level 2 within the fair value hierarchy. Fair value inputs include third-party calculations of the market interest rate of notes with similar ratings in similar industries over the remaining note terms.